American Funds® Global Balanced Fund
Investment portfolio
July 31, 2024
unaudited

Common stocks 64.26% Information technology 11.35%	Shares	Value (000)
Microsoft Corp.	1,854,997	$776,038
Broadcom, Inc.	4,065,620	653,264
Apple, Inc.	1,698,569	377,218
Samsung Electronics Co., Ltd.	4,768,062	293,161
Accenture PLC, Class A	545,029	180,197
Taiwan Semiconductor Manufacturing Co., Ltd.	5,832,200	167,642
Texas Instruments, Inc.	779,533	158,877
ServiceNow, Inc.[1]	141,743	115,434
TDK Corp.	1,239,800	86,349
Intel Corp.	1,204,494	37,026
GlobalWafers Co., Ltd.	2,432,957	36,995
Salesforce, Inc.	140,367	36,327
Seagate Technology Holdings PLC	244,835	25,015
SK hynix, Inc.	126,177	18,315
NEC Corp.	156,000	13,666
		2,975,524
Health care 9.80%
Sanofi	3,450,883	354,893
Novo Nordisk AS, Class B	2,559,191	339,102
Abbott Laboratories	2,108,813	223,407
Gilead Sciences, Inc.	2,830,805	215,311
UnitedHealth Group, Inc.	285,042	164,230
AstraZeneca PLC	1,029,329	163,195
Vertex Pharmaceuticals, Inc.[1]	240,473	119,207
Eli Lilly and Co.	147,642	118,744
Takeda Pharmaceutical Co., Ltd.	3,401,000	97,185
Molina Healthcare, Inc.[1]	246,414	84,094
Stryker Corp.	240,031	78,598
AbbVie, Inc.	385,661	71,471
Eurofins Scientific SE, non-registered shares	1,167,145	69,191
Medtronic PLC	822,383	66,054
Thermo Fisher Scientific, Inc.	106,542	65,346
Novartis AG	553,143	62,010
GE HealthCare Technologies, Inc.	682,678	57,775
DexCom, Inc.[1]	818,620	55,519
Alnylam Pharmaceuticals, Inc.[1]	203,568	48,339
Danaher Corp.	149,599	41,451
GSK PLC	2,082,987	40,339
BioMarin Pharmaceutical, Inc.[1]	398,246	33,584
		2,569,045
Industrials 8.58%
RTX Corp.	3,911,078	459,513
Carrier Global Corp.	4,314,085	293,832
General Dynamics Corp.	574,462	171,598
American Funds Global Balanced Fund — Page 1 of 26

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Safran SA	737,651	$161,755
BAE Systems PLC	8,282,159	138,258
Siemens AG	529,695	97,096
Deutsche Post AG	2,157,111	96,296
Daikin Industries, Ltd.	626,000	90,662
CSX Corp.	2,280,135	80,033
Honeywell International, Inc.	390,065	79,866
Thales SA	466,858	74,073
Melrose Industries PLC	7,979,036	60,309
Airbus SE, non-registered shares	389,334	58,793
Recruit Holdings Co., Ltd.	902,800	51,598
Volvo AB, Class B	2,011,762	51,275
Boeing Co.[1]	239,441	45,637
United Rentals, Inc.	52,368	39,648
PACCAR, Inc.	370,783	36,581
Rolls-Royce Holdings PLC[1]	6,079,195	35,069
General Electric Co.	190,058	32,348
L3Harris Technologies, Inc.	133,433	30,275
Caterpillar, Inc.	80,021	27,703
Waste Management, Inc.	125,263	25,386
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	664,420	10,600
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	4,761	762
Kingspan Group PLC	8,939	834
		2,249,800
Financials 7.73%
ING Groep NV	17,440,406	316,210
B3 SA - Brasil, Bolsa, Balcao	118,430,923	227,182
Banco Bilbao Vizcaya Argentaria, SA	20,984,149	220,517
Münchener Rückversicherungs-Gesellschaft AG	330,970	163,060
BlackRock, Inc.	174,905	153,304
AIA Group, Ltd.	22,500,200	149,960
HDFC Bank, Ltd. (ADR)	1,867,433	112,065
HDFC Bank, Ltd.	1,625,101	31,295
Chubb, Ltd.	481,541	132,742
Zurich Insurance Group AG	187,248	102,968
JPMorgan Chase & Co.	321,199	68,351
BNP Paribas SA	765,274	52,417
Capital One Financial Corp.	319,587	48,386
FinecoBank SpA	2,846,855	48,357
Aegon, Ltd.	7,421,178	47,786
Bank Central Asia Tbk PT	67,012,800	42,543
3i Group PLC	908,392	36,485
Great-West Lifeco, Inc.	1,171,169	35,178
Ping An Insurance (Group) Company of China, Ltd., Class H	3,910,860	16,936
Ping An Insurance (Group) Company of China, Ltd., Class A	646,069	3,792
PNC Financial Services Group, Inc.	92,900	16,824
		2,026,358
Consumer staples 6.04%
Philip Morris International, Inc.	2,521,559	290,383
ITC, Ltd.	47,506,909	281,709
Imperial Brands PLC	7,599,476	209,750
Ajinomoto Co., Inc.	4,824,845	199,261
British American Tobacco PLC	4,795,287	170,098
American Funds Global Balanced Fund — Page 2 of 26

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Barry Callebaut AG (Switzerland)	75,408	$121,620
Suntory Beverage & Food, Ltd.[2]	2,889,200	104,478
Nestlé SA	693,378	70,385
Kao Corp.	1,444,600	63,462
Pernod Ricard SA	332,870	44,580
Seven & i Holdings Co., Ltd.	2,437,119	29,292
		1,585,018
Materials 4.77%
Freeport-McMoRan, Inc.	8,722,307	396,080
Air Products and Chemicals, Inc.	886,006	233,773
Glencore PLC	28,011,495	155,080
Linde PLC	276,640	125,456
Smurfit Westrock, Ltd.	1,787,881	80,169
BHP Group, Ltd. (CDI)	2,069,968	57,186
Rio Tinto PLC	816,560	52,867
Celanese Corp.	330,452	46,643
Vale SA (ADR), ordinary nominative shares	3,830,605	41,562
Air Liquide SA2	170,553	31,083
International Paper Co.	374,320	17,398
Fortescue, Ltd.	1,181,319	14,695
		1,251,992
Communication services 4.48%
Alphabet, Inc., Class A	1,836,642	315,058
Alphabet, Inc., Class C	486,858	84,299
Meta Platforms, Inc., Class A	787,216	373,794
Singapore Telecommunications, Ltd.	46,685,800	107,502
Netflix, Inc.[1]	138,255	86,872
Comcast Corp., Class A	1,638,255	67,611
Omnicom Group, Inc.	631,193	61,882
TELUS Corp.	3,184,589	51,414
Nintendo Co., Ltd.	349,300	19,406
Universal Music Group NV	333,891	7,941
		1,175,779
Consumer discretionary 4.00%
Amazon.com, Inc.[1]	989,586	185,033
LVMH Moët Hennessy-Louis Vuitton SE	203,182	143,205
Home Depot, Inc.	378,932	139,508
Ferrari NV	236,324	97,604
Ferrari NV (EUR denominated)	80,420	33,087
Compagnie Financière Richemont SA, Class A	619,724	94,393
Royal Caribbean Cruises, Ltd.	512,094	80,255
InterContinental Hotels Group PLC	735,022	74,013
McDonald’s Corp.	226,424	60,093
Hasbro, Inc.	753,887	48,596
Sony Group Corp.	410,900	36,559
Restaurant Brands International, Inc.[2]	415,503	29,081
adidas AG	107,395	26,868
		1,048,295
American Funds Global Balanced Fund — Page 3 of 26

unaudited
Common stocks (continued) Energy 3.22%	Shares	Value (000)
Canadian Natural Resources, Ltd. (CAD denominated)	11,329,877	$402,267
Shell PLC (GBP denominated)	3,233,833	117,948
TC Energy Corp. (CAD denominated)	2,132,555	90,545
Chevron Corp.	481,704	77,299
Neste OYJ	2,723,330	56,092
BP PLC	9,256,202	54,589
EOG Resources, Inc.	366,184	46,432
		845,172
Utilities 3.07%
DTE Energy Co.	1,790,532	215,813
E.ON SE	12,270,444	172,107
Constellation Energy Corp.	887,031	168,359
Duke Energy Corp.	999,637	109,230
SembCorp Industries, Ltd.	17,799,000	63,752
Dominion Energy, Inc.	856,124	45,768
ENN Energy Holdings, Ltd.	4,116,000	28,894
		803,923
Real estate 1.22%
CTP NV	6,821,308	119,307
Equinix, Inc. REIT	140,305	110,875
Embassy Office Parks REIT	20,541,763	89,115
		319,297
Total common stocks (cost: $11,825,455,000)		16,850,203
Preferred securities 0.08% Consumer discretionary 0.08%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	280,208	21,147
Total preferred securities (cost: $22,895,000)		21,147
Convertible stocks 0.36% Utilities 0.36%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[2]	2,154,867	95,159
Total convertible stocks (cost: $92,078,000)		95,159
Bonds, notes & other debt instruments 30.08% Bonds & notes of governments & government agencies outside the U.S. 11.71%	Principal amount (000)
Agricultural Development Bank of China 3.75% 1/25/2029	CNY1,030	154
Asian Development Bank 1.125% 6/10/2025	GBP460	574
Asian Development Bank 6.20% 10/6/2026	INR117,500	1,391
Asian Development Bank 6.72% 2/8/2028	1,086,600	13,020
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	AUD30,660	16,297
Austria (Republic of) 0% 2/20/2031	EUR33,610	30,632
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	15,660	17,227
Brazil (Federative Republic of) 0% 1/1/2025	BRL163,034	27,619
Brazil (Federative Republic of) 10.00% 1/1/2025	84,799	14,922
Brazil (Federative Republic of) 0% 4/1/2025	463,755	76,543
Brazil (Federative Republic of) 10.00% 1/1/2029	150,951	25,065
American Funds Global Balanced Fund — Page 4 of 26

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Brazil (Federative Republic of) 10.00% 1/1/2031	BRL103,449	$16,798
Brazil (Federative Republic of) 6.00% 8/15/2040[3]	12,924	2,247
Brazil (Federative Republic of) 6.00% 8/15/2050[3]	114,896	19,558
Brazil (Federative Republic of) 6.00% 8/15/2060[3]	12,881	2,191
Bulgaria (Republic of) 4.50% 1/27/2033	EUR7,280	8,324
Canada 3.00% 11/1/2024	CAD47,910	34,582
Canada 2.25% 6/1/2025	39,295	28,066
Canada 0.25% 3/1/2026	15,710	10,801
Canada 3.50% 3/1/2028	56,463	41,390
Canada 2.00% 6/1/2032	810	541
Canada 2.75% 12/1/2048	9,900	6,600
Chile (Republic of) 4.70% 9/1/2030	CLP2,690,000	2,686
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	CNY558,900	79,622
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	260,740	36,922
China (People’s Republic of), Series 1906, 3.29% 5/23/2029	100	15
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	135,240	19,403
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	785,480	115,455
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	332,320	58,367
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	146,960	23,275
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	3,630	585
China Development Bank Corp., Series 2008, 2.89% 6/22/2025	209,930	29,366
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	194,070	27,903
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	181,600	26,245
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	128,750	19,644
China Development Bank Corp., Series 2109, 3.09% 8/9/2028	136,660	19,769
China Development Bank Corp., Series 2005, 3.07% 3/10/2030	2,860	418
Estonia (Republic of) 3.25% 1/17/2034	EUR11,180	11,936
European Bank for Reconstruction and Development 5.00% 1/15/2026	INR432,000	5,051
European Bank for Reconstruction and Development 5.25% 1/12/2027	611,400	7,029
European Bank for Reconstruction and Development 6.30% 10/26/2027	255,200	3,008
European Financial Stability Facility 0.40% 2/17/2025	EUR13,200	14,060
European Financial Stability Facility 0% 10/15/2025	1,200	1,254
European Investment Bank 0.375% 9/15/2027	8,975	9,071
European Investment Bank 0.25% 1/20/2032	36,200	32,809
European Union 0% 7/6/2026	11,400	11,717
European Union 0.25% 10/22/2026	4,555	4,677
European Union 2.875% 12/6/2027	2,810	3,061
European Union 0% 6/2/2028	10,920	10,708
French Republic O.A.T. 0.75% 2/25/2028	2,390	2,419
French Republic O.A.T. 0% 11/25/2030	130,490	119,110
French Republic O.A.T. 3.25% 5/25/2045	6,700	7,122
French Republic O.A.T. 0.75% 5/25/2052	380	217
French Republic O.A.T. 3.00% 5/25/2054	310	305
Germany (Federal Republic of) 0% 4/16/2027	75,355	76,580
Germany (Federal Republic of) 1.30% 10/15/2027	2,900	3,045
Germany (Federal Republic of) 0% 8/15/2030	35,175	33,467
Germany (Federal Republic of) 1.00% 5/15/2038	16,410	14,748
Germany (Federal Republic of) 0% 8/15/2050	14,895	8,512
Germany (Federal Republic of) 0% 8/15/2052	1,390	758
Greece (Hellenic Republic of) 1.50% 6/18/2030	5,405	5,400
Greece (Hellenic Republic of) 1.75% 6/18/2032	35,350	34,697
Greece (Hellenic Republic of) 1.875% 1/24/2052	686	508
Indonesia (Republic of) 0.99% 5/27/2027	JPY1,000,000	6,660
Indonesia (Republic of) 1.33% 5/25/2029	2,200,000	14,583
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR155,709,000	9,397
American Funds Global Balanced Fund — Page 5 of 26

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	IDR236,416,000	$14,378
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	95,688,000	6,405
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	179,793,000	11,727
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	298,095,000	18,430
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	62,682,000	4,240
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[4]	USD1,580	1,576
Inter-American Development Bank 7.00% 1/25/2029	INR1,615,000	19,322
International Bank for Reconstruction and Development 6.75% 9/8/2027	949,200	11,300
International Bank for Reconstruction and Development 6.75% 7/13/2029	1,555,600	18,461
Ireland (Republic of) 2.60% 10/18/2034	EUR6,830	7,334
Ireland (Republic of) 3.00% 10/18/2043	9,180	9,980
Israel (State of) 2.50% 1/15/2030	USD8,900	7,636
Israel (State of) 1.30% 4/30/2032	ILS180,890	37,210
Israel (State of) 4.50% 1/17/2033	USD370	340
Israel (State of) 4.00% 3/30/2035	ILS66,670	16,331
Israel (State of) 3.375% 1/15/2050	USD2,970	1,937
Israel (State of) 3.875% 7/3/2050	550	392
Italy (Republic of) 0.95% 9/15/2027	EUR626	638
Italy (Republic of) 1.35% 4/1/2030	15,565	15,277
Italy (Republic of) 3.50% 2/15/2031	1,200	1,315
Italy (Republic of) 4.40% 5/1/2033	79,285	91,747
Italy (Republic of) 4.35% 11/1/2033	63,090	72,590
Italy (Republic of) 4.20% 3/1/2034	95,659	108,670
Italy (Republic of) 4.50% 10/1/2053	27,200	30,732
Japan, Series 346, 0.10% 3/20/2027	JPY11,295,600	74,710
Japan, Series 352, 0.10% 9/20/2028	4,193,000	27,457
Japan, Series 363, 0.10% 6/20/2031	1,000	6
Japan, Series 145, 1.70% 6/20/2033	1,426,800	10,128
Japan, Series 152, 1.20% 3/20/2035	20,460,800	137,304
Japan, Series 21, 2.30% 12/20/2035	1,360,000	10,111
Japan, Series 176, 0.50% 3/20/2041	7,493,900	41,657
Japan, Series 179, 0.50% 12/20/2041	6,598,100	36,094
Japan, Series 36, 2.00% 3/20/2042	200,000	1,391
Japan, Series 42, 1.70% 3/20/2044	928,200	6,055
Japan, Series 37, 0.60% 6/20/2050	5,484,650	25,807
Japan, Series 70, 0.70% 3/20/2051	1,806,100	8,606
Japan, Series 74, 1.00% 3/20/2052	158,000	804
Japan, Series 76, 1.40% 9/20/2052	2,924,750	16,419
Magyar Export-Import Bank 6.00% 5/16/2029	EUR3,665	4,218
New South Wales Treasury Corp. 4.75% 2/20/2035	AUD27,340	17,591
New South Wales Treasury Corp. 4.25% 2/20/2036	44,654	27,146
Norway (Kingdom of) 1.75% 9/6/2029	NOK195,770	16,587
Norway (Kingdom of) 3.625% 4/13/2034	317,600	29,543
Panama (Republic of) 3.75% 4/17/2026	USD1,000	942
Panama (Republic of) 7.50% 3/1/2031	6,390	6,782
Panama (Republic of) 8.00% 3/1/2038	6,270	6,766
Panama (Republic of) 4.50% 4/1/2056	650	436
Panama (Republic of) 7.875% 3/1/2057	35,140	37,554
PETRONAS Capital, Ltd. 4.55% 4/21/2050[4]	1,070	947
Philippines (Republic of) 0.25% 4/28/2025	EUR3,750	3,948
Philippines (Republic of) 0.70% 2/3/2029	4,970	4,750
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN16,670	3,752
Portuguese Republic 0.475% 10/18/2030	EUR13,170	12,585
Portuguese Republic 3.50% 6/18/2038	14,320	16,040
Quebec (Province of) 3.35% 7/23/2039	18,690	20,375
American Funds Global Balanced Fund — Page 6 of 26

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Romania 2.125% 3/7/2028	EUR570	$576
Romania 3.624% 5/26/2030	2,455	2,491
Saskatchewan (Province of) 3.05% 12/2/2028	CAD8,000	5,717
Serbia (Republic of) 6.25% 5/26/2028[4]	USD3,915	4,009
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	ZAR284,905	10,009
South Korea (Republic of), Series 2503, 1.50% 3/10/2025	KRW3,342,160	2,404
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	26,409,910	18,787
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	121,040,040	95,535
Spain (Kingdom of) 0% 1/31/2027	EUR20,670	20,909
Spain (Kingdom of) 0.80% 7/30/2027	23,070	23,627
Spain (Kingdom of) 1.45% 4/30/2029	5,780	5,916
Spain (Kingdom of) 0.50% 10/31/2031	14,540	13,357
Spain (Kingdom of) 3.15% 4/30/2033	16,027	17,576
Spain (Kingdom of) 3.55% 10/31/2033	18,434	20,781
Spain (Kingdom of) 3.25% 4/30/2034	10,010	10,993
Spain (Kingdom of) 3.45% 10/31/2034	16,060	17,880
Spain (Kingdom of) 2.70% 10/31/2048	2,690	2,482
Turkey (Republic of) 12.60% 10/1/2025	TRY913,193	21,094
Turkey (Republic of) 7.125% 7/17/2032	USD18,760	18,745
United Kingdom 2.75% 9/7/2024	GBP5,310	6,812
United Kingdom 0.125% 1/30/2026	450	548
United Kingdom 1.25% 7/22/2027	9,740	11,619
United Kingdom 4.25% 12/7/2027	8,920	11,603
United Kingdom 0.375% 10/22/2030	36,465	38,217
United Kingdom 0.25% 7/31/2031	3,715	3,746
United Kingdom 1.00% 1/31/2032	2,920	3,063
United Kingdom 4.25% 6/7/2032	19,255	25,450
United Kingdom 3.25% 1/31/2033	18,775	22,969
United Kingdom 3.25% 1/22/2044	3,650	3,957
United Kingdom 3.50% 1/22/2045	2,850	3,186
United Kingdom 1.25% 7/31/2051	27,195	17,365
United Kingdom 4.375% 7/31/2054	16,015	20,014
United Mexican States 2.659% 5/24/2031	USD308	259
United Mexican States 6.338% 5/4/2053	2,170	2,085
United Mexican States, Series M, 5.75% 3/5/2026	MXN759,300	37,906
United Mexican States, Series M, 7.50% 6/3/2027	54,770	2,772
United Mexican States, Series M, 7.75% 5/29/2031	17,452	846
United Mexican States, Series M, 7.50% 5/26/2033	208,000	9,682
United Mexican States, Series M, 7.75% 11/23/2034	685,578	32,119
United Mexican States, Series M, 8.00% 11/7/2047	71,410	3,145
United Mexican States, Series M, 8.00% 7/31/2053	1,597,790	69,458
United Mexican States 4.00% 10/29/2054[3]	245,794	10,867
		3,071,181
Mortgage-backed obligations 6.78% Federal agency mortgage-backed obligations 5.98%
Fannie Mae Pool #MA3539 4.50% 12/1/2038[5]	USD90	90
Fannie Mae Pool #MA4577 2.00% 4/1/2052[5]	10,615	8,550
Fannie Mae Pool #CB4852 4.50% 10/1/2052[5]	26,384	25,454
Fannie Mae Pool #MA4785 5.00% 10/1/2052[5]	85	84
Fannie Mae Pool #FS5520 4.50% 1/1/2053[5]	1,941	1,870
Fannie Mae Pool #MA4919 5.50% 2/1/2053[5]	292	293
Fannie Mae Pool #FS4191 5.50% 3/1/2053[5]	3,309	3,322
Fannie Mae Pool #MA4978 5.00% 4/1/2053[5]	438	432
Fannie Mae Pool #MA5009 5.00% 5/1/2053[5]	42,702	42,078
American Funds Global Balanced Fund — Page 7 of 26

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS4840 5.50% 5/1/2053[5]	USD181	$181
Fannie Mae Pool #MA5010 5.50% 5/1/2053[5]	50	50
Fannie Mae Pool #MA5038 5.00% 6/1/2053[5]	371	366
Fannie Mae Pool #BY3612 5.50% 6/1/2053[5]	301	302
Fannie Mae Pool #MA5039 5.50% 6/1/2053[5]	179	179
Fannie Mae Pool #MA5071 5.00% 7/1/2053[5]	4,911	4,839
Fannie Mae Pool #MA5072 5.50% 7/1/2053[5]	671	672
Fannie Mae Pool #FS6666 5.50% 8/1/2053[5]	13,769	13,821
Fannie Mae Pool #CB7108 5.50% 9/1/2053[5]	6,867	6,891
Fannie Mae Pool #MA5139 6.00% 9/1/2053[5]	3,643	3,695
Fannie Mae Pool #CB7331 5.50% 10/1/2053[5]	35,325	35,414
Fannie Mae Pool #CB7332 5.50% 10/1/2053[5]	12,487	12,531
Fannie Mae Pool #MA5166 6.00% 10/1/2053[5]	14,638	14,852
Fannie Mae Pool #MA5191 6.00% 11/1/2053[5]	17,286	17,538
Fannie Mae Pool #FS6873 6.50% 1/1/2054[5]	6,567	6,740
Fannie Mae Pool #MA5271 5.50% 2/1/2054[5]	1,484	1,487
Fannie Mae Pool #MA5272 6.00% 2/1/2054[5]	19,912	20,195
Fannie Mae Pool #FS7031 6.00% 2/1/2054[5]	3,966	4,042
Fannie Mae Pool #FS7503 6.00% 2/1/2054[5]	2,271	2,304
Fannie Mae Pool #MA5274 7.00% 2/1/2054[5]	3,504	3,622
Fannie Mae Pool #MA5296 5.50% 3/1/2054[5]	1,079	1,081
Fannie Mae Pool #CB8337 5.50% 4/1/2054[5]	9,754	9,782
Fannie Mae Pool #CB8536 5.50% 5/1/2054[5]	1,667	1,677
Fannie Mae Pool #FS8131 5.50% 6/1/2054[5]	6,910	6,940
Fannie Mae Pool #FS8153 6.00% 6/1/2054[5]	12,721	12,975
Fannie Mae Pool #DB6878 6.00% 6/1/2054[5]	8,012	8,126
Fannie Mae Pool #CB8755 6.00% 6/1/2054[5]	1,805	1,838
Fannie Mae Pool #FS8223 6.00% 6/1/2054[5]	1,718	1,745
Fannie Mae Pool #FS8219 6.00% 6/1/2054[5]	1,449	1,475
Fannie Mae Pool #CB8725 6.50% 6/1/2054[5]	771	794
Fannie Mae Pool #CB8842 5.50% 7/1/2054[5]	10,433	10,479
Fannie Mae Pool #BU4699 5.50% 7/1/2054[5]	4,306	4,325
Fannie Mae Pool #CB8838 5.50% 7/1/2054[5]	1,471	1,478
Fannie Mae Pool #DB5213 5.50% 7/1/2054[5]	1,121	1,123
Fannie Mae Pool #MA5421 6.00% 7/1/2054[5]	27,881	28,278
Fannie Mae Pool #BU4700 6.00% 7/1/2054[5]	7,717	7,856
Fannie Mae Pool #CB8858 6.00% 7/1/2054[5]	5,064	5,156
Fannie Mae Pool #DB6901 6.00% 7/1/2054[5]	5,040	5,112
Fannie Mae Pool #CB8855 6.00% 7/1/2054[5]	4,117	4,193
Fannie Mae Pool #FS8318 6.00% 7/1/2054[5]	3,754	3,821
Fannie Mae Pool #FS8591 6.00% 7/1/2054[5]	2,850	2,893
Fannie Mae Pool #DB7039 6.00% 7/1/2054[5]	1,210	1,231
Fannie Mae Pool #CB8872 6.50% 7/1/2054[5]	1,147	1,181
Fannie Mae Pool #MA5445 6.00% 8/1/2054[5]	27,075	27,460
Fannie Mae Pool #DC0299 6.00% 8/1/2054[5]	1,673	1,698
Fannie Mae Pool #DB7692 6.00% 8/1/2054[5]	1,644	1,669
Fannie Mae Pool #DB7687 6.00% 8/1/2054[5]	660	671
Fannie Mae Pool #DB7690 6.00% 8/1/2054[5]	530	538
Fannie Mae Pool #DC0296 6.00% 8/1/2054[5]	490	497
Freddie Mac Pool #SD8276 5.00% 12/1/2052[5]	29,126	28,725
Freddie Mac Pool #SD8323 5.00% 5/1/2053[5]	19,422	19,131
Freddie Mac Pool #SD8329 5.00% 6/1/2053[5]	671	661
Freddie Mac Pool #SD8331 5.50% 6/1/2053[5]	799	800
Freddie Mac Pool #SD8341 5.00% 7/1/2053[5]	202	199
American Funds Global Balanced Fund — Page 8 of 26

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8342 5.50% 7/1/2053[5]	USD2,962	$2,968
Freddie Mac Pool #QG7411 5.50% 7/1/2053[5]	691	693
Freddie Mac Pool #SD3432 6.00% 7/1/2053[5]	1,314	1,341
Freddie Mac Pool #QG9084 5.50% 8/1/2053[5]	2,422	2,430
Freddie Mac Pool #QG9008 5.50% 8/1/2053[5]	2,208	2,217
Freddie Mac Pool #QG9628 5.50% 8/1/2053[5]	2,176	2,183
Freddie Mac Pool #QG9141 5.50% 8/1/2053[5]	1,560	1,566
Freddie Mac Pool #SD3512 6.00% 8/1/2053[5]	574	582
Freddie Mac Pool #SD8363 6.00% 9/1/2053[5]	15,056	15,274
Freddie Mac Pool #SD8370 4.50% 11/1/2053[5]	1,065	1,026
Freddie Mac Pool #SD4977 5.00% 11/1/2053[5]	223,427	220,068
Freddie Mac Pool #SD4571 5.50% 11/1/2053[5]	19,372	19,441
Freddie Mac Pool #SD8381 4.50% 12/1/2053[5]	1,173	1,134
Freddie Mac Pool #SD8393 4.50% 1/1/2054[5]	249	240
Freddie Mac Pool #SD8408 5.50% 3/1/2054[5]	15,858	15,883
Freddie Mac Pool #SD5303 6.00% 4/1/2054[5]	3,638	3,702
Freddie Mac Pool #QI3333 6.00% 4/1/2054[5]	737	748
Freddie Mac Pool #RJ1415 5.50% 5/1/2054[5]	22,270	22,347
Freddie Mac Pool #RJ1413 5.50% 5/1/2054[5]	13,191	13,268
Freddie Mac Pool #SD5692 6.00% 5/1/2054[5]	1,039	1,057
Freddie Mac Pool #RJ1855 5.00% 6/1/2054[5]	1,910	1,883
Freddie Mac Pool #RJ1857 5.50% 6/1/2054[5]	20,503	20,593
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[5]	3,067	3,080
Freddie Mac Pool #RJ1859 6.00% 6/1/2054[5]	7,298	7,429
Freddie Mac Pool #RJ1779 6.00% 6/1/2054[5]	5,748	5,855
Freddie Mac Pool #RJ1960 5.50% 7/1/2054[5]	3,450	3,464
Freddie Mac Pool #RJ1963 5.50% 7/1/2054[5]	2,686	2,692
Freddie Mac Pool #QI8872 5.50% 7/1/2054[5]	2,101	2,111
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[5]	10,808	11,051
Freddie Mac Pool #RJ1973 6.00% 7/1/2054[5]	7,727	7,866
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[5]	7,437	7,571
Freddie Mac Pool #SD8447 6.00% 7/1/2054[5]	6,887	6,985
Freddie Mac Pool #QI8874 6.00% 7/1/2054[5]	3,084	3,140
Freddie Mac Pool #SD5873 6.00% 7/1/2054[5]	2,220	2,255
Freddie Mac Pool #SD5896 6.00% 7/1/2054[5]	1,540	1,564
Freddie Mac Pool #SD8453 5.50% 8/1/2054[5]	1,630	1,633
Freddie Mac Pool #SD8454 6.00% 8/1/2054[5]	17,680	17,932
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[5]	36,020	34,456
Government National Mortgage Assn. 6.50% 8/1/2054[5,6]	81,780	83,319
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[5]	321	317
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053[5]	48,586	48,080
Uniform Mortgage-Backed Security 4.50% 8/1/2054[5,6]	10,607	10,218
Uniform Mortgage-Backed Security 5.00% 8/1/2054[5,6]	2,321	2,286
Uniform Mortgage-Backed Security 5.50% 8/1/2054[5,6]	8,889	8,904
Uniform Mortgage-Backed Security 6.00% 8/1/2054[5,6]	37,565	38,103
Uniform Mortgage-Backed Security 7.00% 8/1/2054[5,6]	75,365	77,908
Uniform Mortgage-Backed Security 4.50% 9/1/2054[5,6]	25,599	24,677
Uniform Mortgage-Backed Security 5.50% 9/1/2054[5,6]	88,376	88,535
Uniform Mortgage-Backed Security 6.00% 9/1/2054[5,6]	102,977	104,433
Uniform Mortgage-Backed Security 6.50% 9/1/2054[5,6]	166,429	170,631
Uniform Mortgage-Backed Security 6.00% 10/1/2054[5,6]	2,706	2,745
		1,567,386
American Funds Global Balanced Fund — Page 9 of 26

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) 0.46%	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.647% 5/25/2043[4,5,7]	USD10,426	$10,707
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.247% 6/25/2043[4,5,7]	6,459	6,557
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.047% 7/25/2043[4,5,7]	4,828	4,862
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.147% 1/25/2044[4,5,7]	3,943	3,983
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.447% 5/25/2044[4,5,7]	7,306	7,317
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.997% 5/25/2044[4,5,7]	8,122	8,178
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[4,5,8]	21,435	21,642
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[4,5,7]	4,531	4,251
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[4,5,8]	8,056	8,123
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[4,5,8]	15,207	15,381
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[4,5]	1,635	1,611
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[4,5]	425	415
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[4,5,8]	19,516	19,743
Verus Securitization Trust, Series 24-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028)[4,5,8]	8,759	8,877
		121,647
Other mortgage-backed securities 0.19%
Nykredit Realkredit AS, Series 01E, 2.00% 7/1/2037[5]	DKK13,635	1,882
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[5]	134,719	17,549
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[5]	162,771	19,191
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[5]	46,320	5,264
Nykredit Realkredit AS, Series 01E, 1.00% 10/1/2053[5]	47,672	5,353
Realkredit Danmark AS 1.00% 10/1/2053[5]	12,922	1,454
		50,693
Commercial mortgage-backed securities 0.15%
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[4,5,7]	USD9,550	9,420
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[4,5,7]	7,050	6,964
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[4,5,7]	5,765	5,969
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 10/12/2040[4,5,7]	8,811	8,964
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[4,5,7]	4,481	4,525
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 8.097% 7/25/2054[4,5,7]	3,405	3,437
		39,279
Total mortgage-backed obligations		1,779,005
Corporate bonds, notes & loans 5.85% Financials 1.65%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[8]	EUR22,365	21,280
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[4,8]	USD10,985	11,266
Aon Corp. 2.85% 5/28/2027	1,300	1,238
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[8]	EUR6,200	7,068
American Funds Global Balanced Fund — Page 10 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Banco do Brasil SA 4.625% 1/15/2025	USD6,177	$6,136
Banco Santander, SA 5.147% 8/18/2025	8,000	7,978
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	8,470	7,684
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[8]	9,500	9,175
Bank of America Corp. 4.083% 3/20/2051 (3-month USD CME Term SOFR + 3.412% on 3/20/2050)[8]	5,600	4,623
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[8]	EUR800	862
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[8]	USD19,355	20,450
BPCE SA 1.625% 1/14/2025[4]	1,490	1,464
BPCE SA 4.50% 1/13/2033	EUR8,400	9,592
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[4,8]	USD6,700	6,920
Chubb INA Holdings, LLC 3.35% 5/3/2026	645	630
Chubb INA Holdings, LLC 4.35% 11/3/2045	665	587
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[8]	10,477	10,311
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[8]	2,535	2,305
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[8]	10,220	10,393
Corebridge Financial, Inc. 3.90% 4/5/2032	5,290	4,866
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[8]	225	216
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[8]	10,270	9,602
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[8]	EUR14,000	13,636
Goldman Sachs Group, Inc. 3.50% 4/1/2025	USD5,126	5,063
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[8]	1,400	1,303
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[8]	460	434
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[8]	9,368	9,264
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[8]	21,055	22,536
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[8]	2,600	2,558
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[8]	1,073	964
HSBC Holdings PLC 4.95% 3/31/2030	1,200	1,208
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[8]	20,143	22,392
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[8]	EUR6,400	7,733
Intercontinental Exchange, Inc. 4.00% 9/15/2027	USD14,230	13,974
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[8]	529	499
JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[8]	9,240	9,092
KfW 1.125% 7/4/2025	GBP8,400	10,449
Lloyds Bank PLC 7.625% 4/22/2025	1,225	1,599
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[8]	USD800	753
Mastercard, Inc. 2.00% 11/18/2031	8,291	7,006
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[8]	9,110	8,595
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[8]	8,173	7,701
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[8]	2,586	2,313
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[8]	949	777
Morgan Stanley 2.95% 5/7/2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)[8]	EUR11,860	12,382
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[8]	8,730	8,358
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027)[8]	700	694
New York Life Global Funding 1.20% 8/7/2030[4]	USD6,520	5,348
New York Life Global Funding 5.00% 1/9/2034[4]	780	786
New York Life Insurance Co. 3.75% 5/15/2050[4]	1,261	965
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[8]	4,805	5,350
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[8]	1,375	1,418
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	19,640	19,643
American Funds Global Balanced Fund — Page 11 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Royal Bank of Canada 1.20% 4/27/2026	USD10,600	$9,964
Santander Holdings USA, Inc. 3.244% 10/5/2026	7,400	7,097
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[4,8]	1,000	974
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[4,8]	19,810	19,808
UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[4,8]	650	648
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[8]	1,081	1,069
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[8]	14,700	13,729
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[8]	700	622
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[8]	18,960	18,678
		432,028
Energy 1.09%
Cenovus Energy, Inc. 5.40% 6/15/2047	523	497
ConocoPhillips Co. 5.30% 5/15/2053	314	306
Ecopetrol SA 4.125% 1/16/2025	8,049	7,980
Ecopetrol SA 8.625% 1/19/2029	38,215	40,566
Ecopetrol SA 6.875% 4/29/2030	10,520	10,300
Empresa Nacional del Petroleo 5.95% 7/30/2034[4]	5,855	5,858
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[4]	14,895	14,968
Kinder Morgan, Inc. 4.30% 6/1/2025	10,300	10,203
Oleoducto Central SA 4.00% 7/14/2027	1,923	1,799
ONEOK, Inc. 2.20% 9/15/2025	535	519
ONEOK, Inc. 3.10% 3/15/2030	3,835	3,504
Petrobras Global Finance BV 5.299% 1/27/2025	7,744	7,710
Petroleos Mexicanos 7.19% 9/12/2024	MXN554,758	29,605
Petroleos Mexicanos 4.25% 1/15/2025	USD20,038	19,808
Petroleos Mexicanos 6.875% 10/16/2025	4,057	4,051
Petroleos Mexicanos 6.875% 8/4/2026	13,674	13,493
Petroleos Mexicanos 6.49% 1/23/2027	66,676	64,400
Petroleos Mexicanos 6.84% 1/23/2030	9,835	8,811
Qatar Energy 1.375% 9/12/2026[4]	680	633
Qatar Energy 3.125% 7/12/2041[4]	19,795	15,026
Raizen Fuels Finance SA 6.45% 3/5/2034[4]	8,145	8,436
Raizen Fuels Finance SA 6.95% 3/5/2054[4]	1,040	1,075
Saudi Arabian Oil Co. 5.25% 7/17/2034[4]	9,230	9,282
Saudi Arabian Oil Co. 5.75% 7/17/2054[4]	3,955	3,882
Shell International Finance BV 2.375% 11/7/2029	2,060	1,859
Williams Companies, Inc. 3.90% 1/15/2025	945	938
		285,509
Communication services 0.71%
América Móvil, SAB de CV 10.125% 1/22/2029	MXN647,670	33,840
América Móvil, SAB de CV 9.50% 1/27/2031	889,940	44,662
AT&T, Inc. 2.30% 6/1/2027	USD1,000	938
AT&T, Inc. 2.75% 6/1/2031	2,525	2,211
AT&T, Inc. 2.05% 5/19/2032	EUR3,440	3,388
AT&T, Inc. 2.55% 12/1/2033	USD8,900	7,282
AT&T, Inc. 4.30% 11/18/2034	EUR1,410	1,619
AT&T, Inc. 3.50% 9/15/2053	USD652	456
Charter Communications Operating, LLC 5.25% 4/1/2053	600	486
Comcast Corp. 3.95% 10/15/2025	7,695	7,614
Comcast Corp. 0% 9/14/2026	EUR4,905	4,976
American Funds Global Balanced Fund — Page 12 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Comcast Corp. 0.25% 5/20/2027	EUR3,570	$3,579
Comcast Corp. 0.25% 9/14/2029	5,185	4,852
Comcast Corp. 4.80% 5/15/2033	USD1,400	1,394
Deutsche Telekom International Finance BV 9.25% 6/1/2032	1,510	1,909
Orange 5.375% 11/22/2050	GBP2,000	2,621
Tencent Holdings, Ltd. 2.39% 6/3/2030[4]	USD12,000	10,583
Tencent Holdings, Ltd. 3.24% 6/3/2050[4]	6,050	4,130
T-Mobile USA, Inc. 1.50% 2/15/2026	3,900	3,701
T-Mobile USA, Inc. 2.05% 2/15/2028	2,500	2,282
T-Mobile USA, Inc. 2.55% 2/15/2031	3,900	3,390
T-Mobile USA, Inc. 3.70% 5/8/2032	EUR2,770	3,065
T-Mobile USA, Inc. 5.15% 4/15/2034	USD7,926	7,988
T-Mobile USA, Inc. 3.00% 2/15/2041	500	368
Verizon Communications, Inc. 0.375% 3/22/2029	EUR9,780	9,362
Verizon Communications, Inc. 0.75% 3/22/2032	4,480	4,027
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	USD19,461	15,362
		186,085
Utilities 0.54%
Alfa Desarrollo SpA 4.55% 9/27/2051	2,925	2,213
American Electric Power Co., Inc. 1.00% 11/1/2025	500	475
Berkshire Hathaway Energy Co. 3.50% 2/1/2025	4,200	4,156
Berkshire Hathaway Energy Co. 2.85% 5/15/2051	1,142	730
Buffalo Energy Mexico Holdings 7.875% 2/15/2039[4]	10,835	11,421
CMS Energy Corp. 3.60% 11/15/2025	2,000	1,956
CMS Energy Corp. 3.00% 5/15/2026	1,420	1,372
Consumers Energy Co. 3.60% 8/15/2032	11,990	11,026
Dominion Energy, Inc. 2.25% 8/15/2031	250	210
E.ON SE 1.625% 3/29/2031	EUR13,370	13,197
Edison International 4.125% 3/15/2028	USD5,600	5,441
Enel Américas SA 4.00% 10/25/2026	1,215	1,182
Enel Finance International NV 2.125% 7/12/2028[4]	9,491	8,533
Enfragen Energia Sur SA 5.375% 12/30/2030	8,651	7,221
Eversource Energy 1.40% 8/15/2026	425	396
Exelon Corp. 3.40% 4/15/2026	4,390	4,290
FirstEnergy Corp. 1.60% 1/15/2026	400	380
Grupo Energia Bogota SA ESP 4.875% 5/15/2030[4]	3,590	3,432
Interstate Power and Light Co. 2.30% 6/1/2030	2,650	2,327
NextEra Energy Operating Partners, LP 7.25% 1/15/2029[4]	39,450	41,008
Niagara Mohawk Power Corp. 3.508% 10/1/2024[4]	2,380	2,369
Pacific Gas and Electric Co. 3.15% 1/1/2026	400	389
Pacific Gas and Electric Co. 4.65% 8/1/2028	1,049	1,035
Pacific Gas and Electric Co. 4.55% 7/1/2030	1,267	1,227
Pacific Gas and Electric Co. 6.15% 1/15/2033	5,278	5,501
Pacific Gas and Electric Co. 3.50% 8/1/2050	7,757	5,244
PacifiCorp 5.30% 2/15/2031	60	61
PacifiCorp 5.45% 2/15/2034	150	152
PacifiCorp 5.50% 5/15/2054	100	95
PacifiCorp 5.80% 1/15/2055	200	199
San Diego Gas & Electric Co. 2.95% 8/15/2051	400	269
Southern California Edison Co. 0.975% 8/1/2024	400	400
American Funds Global Balanced Fund — Page 13 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 2.85% 8/1/2029	USD525	$481
Xcel Energy, Inc. 3.35% 12/1/2026	4,902	4,736
		143,124
Consumer discretionary 0.42%
Amazon.com, Inc. 2.80% 8/22/2024	7,345	7,334
Amazon.com, Inc. 2.50% 6/3/2050	4,165	2,622
BMW US Capital, LLC 3.90% 4/9/2025[4]	2,780	2,754
BMW US Capital, LLC 1.25% 8/12/2026[4]	325	303
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[4]	5,900	5,724
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[4]	1,787	1,814
General Motors Financial Co., Inc. 2.40% 4/10/2028	9,800	8,949
Hyundai Capital America 1.50% 6/15/2026[4]	4,850	4,550
Hyundai Capital America 1.65% 9/17/2026[4]	275	257
Hyundai Capital America 2.375% 10/15/2027[4]	4,619	4,275
Hyundai Capital America 2.00% 6/15/2028[4]	3,275	2,939
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[4]	11,135	11,100
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[4]	4,362	4,617
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[4]	3,626	3,878
Sands China, Ltd. 5.40% 8/8/2028	22,773	22,459
Stellantis Finance US, Inc. 1.711% 1/29/2027[4]	3,350	3,099
Stellantis Finance US, Inc. 5.625% 1/12/2028[4]	16,530	16,923
Stellantis Finance US, Inc. 2.691% 9/15/2031[4]	200	168
Toyota Motor Credit Corp. 1.90% 1/13/2027	703	660
Volkswagen Financial Services NV 0.875% 2/20/2025	GBP1,000	1,256
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[4]	USD5,445	5,411
		111,092
Health care 0.37%
Abbott Laboratories 3.75% 11/30/2026	1,133	1,116
AbbVie, Inc. 3.80% 3/15/2025	5,000	4,953
AbbVie, Inc. 3.20% 5/14/2026	3,000	2,927
AbbVie, Inc. 5.05% 3/15/2034	250	255
AbbVie, Inc. 5.35% 3/15/2044	25	25
AbbVie, Inc. 5.40% 3/15/2054	650	659
AbbVie, Inc. 5.50% 3/15/2064	75	76
Amgen, Inc. 5.25% 3/2/2030	402	413
Amgen, Inc. 4.20% 3/1/2033	1,425	1,348
Amgen, Inc. 5.25% 3/2/2033	11,737	11,934
Amgen, Inc. 5.65% 3/2/2053	10,919	11,010
AstraZeneca Finance, LLC 2.25% 5/28/2031	4,757	4,122
Becton, Dickinson and Co. 3.734% 12/15/2024	322	320
Becton, Dickinson and Co. 3.70% 6/6/2027	1,888	1,839
Becton, Dickinson and Co. 4.298% 8/22/2032	12,340	11,832
Bristol-Myers Squibb Co. 5.20% 2/22/2034	14,775	15,138
EMD Finance, LLC 3.25% 3/19/2025[4]	9,675	9,545
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	8,969	8,944
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,352	1,336
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	3,502	2,962
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	21	20
Stryker Corp. 0.25% 12/3/2024	EUR1,200	1,283
Stryker Corp. 0.75% 3/1/2029	2,440	2,375
American Funds Global Balanced Fund — Page 14 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Stryker Corp. 1.00% 12/3/2031	EUR1,130	$1,045
Takeda Pharmaceutical Co., Ltd. 0.75% 7/9/2027	1,984	2,007
		97,484
Materials 0.32%
Anglo American Capital PLC 5.375% 4/1/2025[4]	USD9,050	9,042
Braskem Netherlands Finance BV 4.50% 1/31/2030	8,341	7,218
Braskem Netherlands Finance BV 8.50% 1/12/2031	39,311	40,679
Celanese US Holdings, LLC 6.379% 7/15/2032	2,860	3,009
First Quantum Minerals, Ltd. 9.375% 3/1/2029[4]	17,025	17,927
POSCO Holdings, Inc. 4.875% 1/23/2027[4]	2,110	2,107
Vale Overseas, Ltd. 3.75% 7/8/2030	3,478	3,216
		83,198
Consumer staples 0.26%
Altria Group, Inc. 1.70% 6/15/2025	EUR12,300	13,094
Altria Group, Inc. 2.20% 6/15/2027	6,300	6,623
BAT Capital Corp. 3.215% 9/6/2026	USD2,181	2,108
BAT Capital Corp. 4.70% 4/2/2027	4,193	4,178
BAT Capital Corp. 3.557% 8/15/2027	2,610	2,516
BAT Capital Corp. 3.462% 9/6/2029	2,625	2,448
British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[8]	EUR20,390	20,981
Conagra Brands, Inc. 1.375% 11/1/2027	USD355	318
Philip Morris International, Inc. 2.10% 5/1/2030	2,078	1,808
Philip Morris International, Inc. 5.75% 11/17/2032	6,883	7,206
Philip Morris International, Inc. 4.125% 3/4/2043	819	683
Philip Morris International, Inc. 4.875% 11/15/2043	1,081	995
Reynolds American, Inc. 4.45% 6/12/2025	4,190	4,158
		67,116
Information technology 0.22%
Adobe, Inc. 2.15% 2/1/2027	3,585	3,392
Broadcom, Inc. 3.15% 11/15/2025	659	644
Broadcom, Inc. 4.00% 4/15/2029[4]	3,915	3,793
Broadcom, Inc. 4.15% 11/15/2030	3,330	3,209
Broadcom, Inc. 3.419% 4/15/2033[4]	2,171	1,918
Broadcom, Inc. 3.137% 11/15/2035[4]	75	62
Lenovo Group, Ltd. 5.875% 4/24/2025	16,810	16,880
Microsoft Corp. 3.30% 2/6/2027	2,600	2,540
Oracle Corp. 2.65% 7/15/2026	5,224	5,013
Oracle Corp. 3.25% 11/15/2027	4,246	4,061
SK hynix, Inc. 3.00% 9/17/2024	4,334	4,321
SK hynix, Inc. 1.50% 1/19/2026	12,210	11,589
		57,422
Industrials 0.20%
Boeing Co. 3.25% 2/1/2028	650	606
Boeing Co. 6.528% 5/1/2034[4]	17,300	18,167
Canadian Pacific Railway Co. 3.10% 12/2/2051	13,661	9,309
Carrier Global Corp. 2.242% 2/15/2025	210	206
Carrier Global Corp. 2.493% 2/15/2027	277	263
CSX Corp. 2.50% 5/15/2051	275	168
Honeywell International, Inc. 0.75% 3/10/2032	EUR1,060	954
American Funds Global Balanced Fund — Page 15 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[4]	USD14,783	$14,347
RTX Corp. 4.125% 11/16/2028	5,000	4,898
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	2,360	2,367
Union Pacific Corp. 2.80% 2/14/2032	800	709
		51,994
Real estate 0.06%
American Tower Corp. 0.45% 1/15/2027	EUR7,635	7,716
COPT Defense Properties, LP 2.75% 4/15/2031	USD180	152
Equinix, Inc. 3.20% 11/18/2029	650	601
Equinix, Inc. 2.15% 7/15/2030	5,662	4,876
Equinix, Inc. 3.00% 7/15/2050	1,738	1,133
VICI Properties, LP 4.375% 5/15/2025	561	556
WEA Finance, LLC 3.75% 9/17/2024[4]	2,070	2,063
		17,097
Municipals 0.01%
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[4]	3,390	2,568
Total corporate bonds, notes & loans		1,534,717
U.S. Treasury bonds & notes 5.28% U.S. Treasury 4.99%
U.S. Treasury 2.125% 11/30/2024	83,100	82,263
U.S. Treasury 3.00% 7/15/2025	64,451	63,412
U.S. Treasury 4.50% 4/15/2027	29,570	29,860
U.S. Treasury 3.50% 1/31/2028	776	763
U.S. Treasury 2.75% 2/15/2028	17,675	16,936
U.S. Treasury 4.00% 2/29/2028	2,481	2,480
U.S. Treasury 4.00% 6/30/2028[9]	300,000	300,176
U.S. Treasury 4.375% 8/31/2028	104,604	106,169
U.S. Treasury 4.625% 9/30/2028	125,500	128,613
U.S. Treasury 4.00% 1/31/2029	3,232	3,238
U.S. Treasury 4.125% 3/31/2029	54,850	55,274
U.S. Treasury 4.625% 4/30/2029	36,880	37,965
U.S. Treasury 0.625% 8/15/2030	22,050	18,140
U.S. Treasury 1.25% 8/15/2031	9,980	8,322
U.S. Treasury 1.375% 11/15/2031[9]	52,150	43,596
U.S. Treasury 1.875% 2/15/2032	24,265	20,933
U.S. Treasury 2.875% 5/15/2032	35,790	33,100
U.S. Treasury 2.75% 8/15/2032[9]	39,201	35,816
U.S. Treasury 4.125% 11/15/2032	20,877	21,038
U.S. Treasury 3.375% 5/15/2033	13,185	12,540
U.S. Treasury 3.875% 8/15/2033	27,488	27,127
U.S. Treasury 4.50% 11/15/2033	3,714	3,841
U.S. Treasury 4.375% 5/15/2034	35,015	35,921
U.S. Treasury 1.875% 2/15/2041	19,164	13,579
U.S. Treasury 2.25% 5/15/2041[9]	21,450	16,059
U.S. Treasury 3.25% 5/15/2042	8,565	7,345
U.S. Treasury 3.375% 8/15/2042[9]	60,000	52,290
U.S. Treasury 3.875% 5/15/2043	10,690	9,940
U.S. Treasury 4.75% 11/15/2043	8,091	8,448
U.S. Treasury 2.875% 11/15/2046	1,750	1,357
U.S. Treasury 2.25% 2/15/2052	18,500	12,185
U.S. Treasury 3.00% 8/15/2052[9]	108,415	84,251
American Funds Global Balanced Fund — Page 16 of 26

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.00% 11/15/2052	USD6,851	$6,443
U.S. Treasury 3.625% 5/15/2053	7,944	6,979
U.S. Treasury 4.75% 11/15/2053	2,743	2,927
		1,309,326
U.S. Treasury inflation-protected securities 0.29%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[3]	36,603	36,283
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[3]	24,208	23,181
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[3]	3,930	4,031
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[3,9]	18,504	11,139
		74,634
Total U.S. Treasury bonds & notes		1,383,960
Asset-backed obligations 0.28%
ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[4,5]	2,981	2,996
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[4,5]	2,371	2,378
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[4,5]	4,793	4,802
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[4,5]	822	821
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[4,5]	8,068	8,090
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[4,5]	7,122	7,333
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[4,5]	1,693	1,690
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[4,5]	5,473	5,521
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[4,5]	1,614	1,633
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[4,5]	7,757	7,809
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[4,5]	3,831	3,857
Ondeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[4,5]	13,966	14,237
Ondeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[4,5]	3,554	3,634
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[4,5]	1,484	1,483
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.887% 11/15/2052[4,5,7]	4,822	4,884
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[4,5]	1,508	1,508
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[4,5]	1,236	1,233
		73,909
Federal agency bonds & notes 0.15%
Bank Gospodarstwa Krajowego 5.75% 7/9/2034[4]	2,645	2,730
Bank Gospodarstwa Krajowego 6.25% 7/9/2054[4]	28,875	30,253
Export Import Bank of Thailand 5.354% 5/16/2029	4,920	5,018
		38,001
Municipals 0.03% Ohio 0.01%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	4,090	3,192
Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	5,670	4,286
Total municipals		7,478
Total bonds, notes & other debt instruments (cost: $8,298,106,000)		7,888,251
American Funds Global Balanced Fund — Page 17 of 26

unaudited
Investment funds 1.14%		Shares	Value (000)
Capital Group Central Corporate Bond Fund[10]		35,261,537	$297,608
Total investment funds (cost: $276,777,000)			297,608
Short-term securities 6.37% Money market investments 5.79%
Capital Group Central Cash Fund 5.32%[10,11]		15,177,774	1,517,777
Bills & notes of governments & government agencies outside the U.S. 0.38%	Weighted average yield at acquisition	Principal amount (000)
Egypt (Arab Republic of) 10/1/2024	22.855%	EGP182,950	3,618
Egypt (Arab Republic of) 11/12/2024	22.326	270,425	5,202
Egypt (Arab Republic of) 11/19/2024	22.238	417,300	7,988
Egypt (Arab Republic of) 3/11/2025	21.301	524,650	9,341
Egypt (Arab Republic of) 3/18/2025	21.154	2,387,325	42,322
Japan Treasury 10/15/2024	0.012	JPY4,526,050	30,212
			98,683
Money market investments purchased with collateral from securities on loan 0.20%		Shares
Capital Group Central Cash Fund 5.32%[10,11,12]		376,914	37,691
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.21%[11,12]		2,100,000	2,100
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.19%[11,12]		2,100,000	2,100
Fidelity Investments Money Market Government Portfolio, Class I 5.22%[11,12]		2,100,000	2,100
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.21%[11,12]		2,100,000	2,100
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.21%[11,12]		2,100,000	2,100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.23%[11,12]		2,100,000	2,100
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%[11,12]		2,100,000	2,100
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.22%[11,12]		1,333,503	1,334
			53,725
Total short-term securities (cost: $1,669,971,000)			1,670,185
Total investment securities 102.29% (cost: $22,185,282,000)			26,822,553
Other assets less liabilities (2.29)%			(599,574)
Net assets 100.00%			$26,222,979
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 7/31/2024 (000)
2 Year Euro-Schatz Futures	Long	666	9/10/2024	USD76,457	$565
2 Year U.S. Treasury Note Futures	Long	3,918	10/3/2024	804,629	4,856
5 Year Euro-Bobl Futures	Long	4,276	9/10/2024	543,801	9,299
5 Year Canadian Government Bond Futures	Long	13	9/27/2024	1,059	23
5 Year U.S. Treasury Note Futures	Long	2,672	10/3/2024	288,284	(40)
American Funds Global Balanced Fund — Page 18 of 26

unaudited
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 7/31/2024 (000)
10 Year Italy Government Bond Futures	Long	409	9/10/2024	USD52,657	$988
10 Year French Government Bond Futures	Short	35	9/10/2024	(4,768)	(33)
10 Year Euro-Bund Futures	Short	369	9/10/2024	(53,405)	(1,262)
10 Year Australian Treasury Bond Futures	Long	135	9/16/2024	10,177	173
10 Year Japanese Government Bond Futures	Short	400	9/20/2024	(381,082)	1,594
10 Year Canadian Government Bond Futures	Long	1,162	9/27/2024	103,470	3,230
10 Year UK Gilt Futures	Long	1,882	9/30/2024	240,053	2,469
10 Year U.S. Treasury Note Futures	Long	459	9/30/2024	51,322	1,350
10 Year Ultra U.S. Treasury Note Futures	Short	755	9/30/2024	(87,261)	(886)
20 Year U.S. Treasury Bond Futures	Long	630	9/30/2024	76,092	2,420
30 Year Euro-Buxl Futures	Long	73	9/10/2024	10,645	511
30 Year Ultra U.S. Treasury Bond Futures	Long	310	9/30/2024	39,670	1,254
					$26,511
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2024 (000)
Currency purchased (000)		Currency sold (000)
CNH	803,254	USD	110,187	BNP Paribas	8/7/2024	$1,088
CHF	17,915	USD	19,888	HSBC Bank	8/7/2024	540
EUR	70,670	USD	76,030	BNP Paribas	8/7/2024	478
THB	429,881	USD	11,688	HSBC Bank	8/7/2024	416
USD	4,999	CNH	36,100	Bank of America	8/7/2024	(2)
USD	86,664	CNH	625,730	Citibank	8/7/2024	(18)
USD	16,403	HUF	6,051,337	Morgan Stanley	8/7/2024	(213)
AUD	20,090	USD	13,388	Bank of America	8/7/2024	(248)
USD	25,190	THB	926,450	HSBC Bank	8/7/2024	(895)
USD	99,187	CNH	723,156	Standard Chartered Bank	8/7/2024	(991)
USD	48,882	JPY	7,859,014	UBS AG	8/7/2024	(3,634)
EUR	28,467	CAD	42,100	Bank of America	8/12/2024	322
GBP	50,931	USD	65,425	Goldman Sachs	8/12/2024	57
USD	1,272	GBP	990	Goldman Sachs	8/12/2024	(1)
NOK	2,165	USD	204	BNP Paribas	8/12/2024	(5)
PLN	7,770	EUR	1,817	Standard Chartered Bank	8/12/2024	(8)
PLN	19,390	USD	4,920	HSBC Bank	8/12/2024	(29)
MXN	37,030	USD	2,044	Bank of America	8/12/2024	(60)
NOK	37,510	USD	3,534	BNP Paribas	8/12/2024	(94)
EUR	309,000	USD	335,257	Morgan Stanley	8/12/2024	(649)
MXN	641,560	USD	35,405	Bank of America	8/12/2024	(1,037)
CAD	132,434	USD	97,197	Morgan Stanley	8/12/2024	(1,242)
USD	139,252	MXN	2,494,409	Morgan Stanley	8/13/2024	5,648
USD	34,024	AUD	50,468	Morgan Stanley	8/13/2024	1,009
MXN	259,415	USD	13,767	Morgan Stanley	8/13/2024	128
MXN	15,000	USD	796	Morgan Stanley	8/13/2024	7
NZD	9,911	USD	6,066	Goldman Sachs	8/13/2024	(168)
SEK	237,042	USD	22,507	Bank of America	8/13/2024	(358)
USD	291	ZAR	5,275	Citibank	8/14/2024	1
American Funds Global Balanced Fund — Page 19 of 26

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2024 (000)
Currency purchased (000)		Currency sold (000)
JPY	22,210,694	USD	138,606	Morgan Stanley	8/15/2024	$10,003
MYR	58,300	USD	12,424	HSBC Bank	8/15/2024	298
USD	34,877	JPY	5,357,424	JPMorgan Chase	8/15/2024	(969)
HUF	7,101,480	USD	19,753	JPMorgan Chase	8/16/2024	(260)
JPY	7,905,516	USD	50,096	Morgan Stanley	8/19/2024	2,834
USD	59,469	ILS	214,600	Barclays Bank PLC	8/19/2024	2,618
THB	1,327,270	USD	36,568	Citibank	8/19/2024	840
USD	9,462	MXN	169,485	Morgan Stanley	8/19/2024	394
SGD	10,948	USD	8,149	Standard Chartered Bank	8/19/2024	50
USD	2,033	JPY	312,000	Standard Chartered Bank	8/19/2024	(55)
USD	39,740	JPY	6,271,250	Morgan Stanley	8/19/2024	(2,248)
USD	61,495	EUR	56,285	BNP Paribas	8/22/2024	515
USD	570	AUD	845	HSBC Bank	8/22/2024	17
EUR	11,650	USD	12,728	BNP Paribas	8/22/2024	(107)
NZD	9,590	USD	5,823	JPMorgan Chase	8/22/2024	(116)
GBP	39,084	USD	50,740	Citibank	8/22/2024	(484)
AUD	39,089	USD	26,352	HSBC Bank	8/22/2024	(774)
AUD	67,060	USD	45,509	Morgan Stanley	8/22/2024	(1,628)
USD	35,072	BRL	189,432	BNP Paribas	8/23/2024	1,663
CLP	374,078	USD	406	Citibank	8/23/2024	(9)
USD	29,941	KRW	41,358,462	Citibank	8/23/2024	(273)
JPY	27,672,766	USD	178,168	JPMorgan Chase	8/26/2024	7,317
JPY	4,768,779	USD	30,802	Citibank	8/26/2024	1,163
CAD	16,205	USD	11,780	Standard Chartered Bank	8/26/2024	(34)
USD	3,831	CNH	27,900	Standard Chartered Bank	8/26/2024	(39)
USD	1,302	JPY	202,240	JPMorgan Chase	8/26/2024	(53)
CZK	184,774	USD	7,965	BNP Paribas	8/26/2024	(92)
ILS	17,333	USD	4,770	BNP Paribas	8/26/2024	(176)
USD	4,219	DKK	28,964	HSBC Bank	8/27/2024	12
THB	10,000	USD	277	Citibank	8/27/2024	5
EUR	13,028	DKK	97,170	UBS AG	8/27/2024	4
EUR	2,184	PLN	9,370	Barclays Bank PLC	8/27/2024	3
DKK	37,620	EUR	5,044	UBS AG	8/27/2024	(1)
DKK	52,981	USD	7,718	HSBC Bank	8/27/2024	(22)
PLN	31,405	USD	7,954	Barclays Bank PLC	8/27/2024	(33)
EUR	117,361	USD	127,524	BNP Paribas	8/27/2024	(340)
USD	45,179	NOK	498,390	HSBC Bank	8/27/2024	(533)
USD	106,722	BRL	605,082	JPMorgan Chase	9/6/2024	164
INR	2,822,595	USD	33,656	HSBC Bank	9/6/2024	16
CLP	1,765,258	USD	1,861	Morgan Stanley	9/6/2024	13
COP	20,947,114	USD	5,139	Morgan Stanley	9/6/2024	5
IDR	55,594	USD	3	BNP Paribas	9/6/2024	— [13]
USD	181	IDR	2,948,696	BNP Paribas	9/6/2024	(1)
USD	957	CLP	907,455	Morgan Stanley	9/6/2024	(7)
USD	10,860	MXN	203,519	Morgan Stanley	9/18/2024	21
USD	532	MXN	9,963	Morgan Stanley	9/18/2024	1
USD	35,043	EUR	32,190	Bank of America	11/4/2024	41
USD	2,025	EUR	1,860	Bank of America	11/4/2024	2
USD	15,220	BRL	78,770	JPMorgan Chase	4/1/2025	1,693
						$21,480
American Funds Global Balanced Fund — Page 20 of 26

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 7/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.79165%	Annual	SOFR	Annual	1/13/2026	USD7,945	$(72)	$—	$(72)
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN121,400	(401)	—	(401)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	159,500	(528)	—	(528)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	196,200	(640)	—	(640)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	685,100	(2,272)	—	(2,272)
6.605%	28-day	28-day MXN-TIIE	28-day	7/6/2026	452,325	(1,504)	—	(1,504)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	204,100	(525)	—	(525)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	306,112	(777)	—	(777)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP3,640	23	—	23
4.98038%	Annual	SONIA	Annual	6/21/2028	106,040	5,340	—	5,340
4.96048%	Annual	SONIA	Annual	6/21/2028	56,700	2,804	—	2,804
3.968%	Annual	SONIA	Annual	2/16/2029	102,605	904	—	904
SOFR	Annual	3.29015%	Annual	1/13/2030	USD180,750	3,663	—	3,663
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP30,780	(1,994)	—	(1,994)
SONIA	Annual	4.36738%	Annual	6/21/2033	62,520	(4,158)	—	(4,158)
SONIA	Annual	3.9322%	Annual	2/16/2054	26,120	(625)	—	(625)
						$(762)	$—	$(762)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 7/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL246,450	$(664)	$—	$(664)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	611,730	(8,733)	—	(8,733)
							$(9,397)	$—	$(9,397)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[14] (000)	Value at 7/31/2024[15] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2024 (000)
ITRX.EUR.IG.41	1.00%	Quarterly	6/20/2029	EUR49,710	$1,109	$1,168	$(59)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD98,967	2,105	2,239	(134)
					$3,214	$3,407	$(193)
Investments in affiliates10

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend or interest income (000)
Investment funds 1.14%
Capital Group Central Corporate Bond Fund	$306,119	$341,881	$380,513	$3,302	$26,819	$297,608	$16,560
American Funds Global Balanced Fund — Page 21 of 26

unaudited
Investments in affiliates10 (continued)

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend or interest income (000)
Short-term securities 5.93%
Money market investments 5.79%
Capital Group Central Cash Fund 5.32%[11]	$1,788,973	$6,184,516	$6,455,588	$(43)	$(81)	$1,517,777	$74,472
Money market investments purchased with collateral from securities on loan 0.14%
Capital Group Central Cash Fund 5.32%[11,12]	5,731	31,960 [16]				37,691	— [17]
Total short-term securities						1,555,468
Total 7.07%				$3,259	$26,738	$1,853,076	$91,032

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $59,576,000, which represented .23% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $612,516,000, which represented 2.34% of the net assets of the fund.

[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	Step bond; coupon rate may change at a later date.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $61,970,000, which represented .24% of the net assets of the fund.
[10]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[11]	Rate represents the seven-day yield at 7/31/2024.
[12]	Security purchased with cash collateral from securities on loan.
[13]	Amount less than one thousand.
[14]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[15]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[16]	Represents net activity.
[17]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds Global Balanced Fund — Page 22 of 26

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. As of July 31, 2024, the fund did not have any options on futures. The average month-end notional amount of options on futures while held was $681,300,000. The average month-end notional amount of futures contracts while held was $2,814,538,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $3,174,893,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $1,148,433,000 and $320,416,000, respectively.
American Funds Global Balanced Fund — Page 23 of 26

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of July 31, 2024 (dollars in thousands):

American Funds Global Balanced Fund — Page 24 of 26

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,359,396	$616,128	$—	$2,975,524
Health care	1,443,130	1,125,915	—	2,569,045
Industrials	1,333,782	916,018	—	2,249,800
Financials	794,032	1,232,326	—	2,026,358
Consumer staples	290,383	1,294,635	—	1,585,018
Materials	941,081	310,911	—	1,251,992
Communication services	1,040,930	134,849	—	1,175,779
Consumer discretionary	640,170	408,125	—	1,048,295
Energy	616,543	228,629	—	845,172
Utilities	539,170	264,753	—	803,923
Real estate	110,875	208,422	—	319,297
Preferred securities	—	21,147	—	21,147
Convertible stocks	95,159	—	—	95,159
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	3,071,181	—	3,071,181
Mortgage-backed obligations	—	1,779,005	—	1,779,005
Corporate bonds, notes & loans	—	1,534,717	—	1,534,717
U.S. Treasury bonds & notes	—	1,383,960	—	1,383,960
Asset-backed obligations	—	73,909	—	73,909
Federal agency bonds & notes	—	38,001	—	38,001
Municipals	—	7,478	—	7,478
Investment funds	297,608	—	—	297,608
Short-term securities	1,571,502	98,683	—	1,670,185
Total	$12,073,761	$14,748,792	$—	$26,822,553

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$28,732	$—	$—	$28,732
Unrealized appreciation on open forward currency contracts	—	39,386	—	39,386
Unrealized appreciation on centrally cleared interest rate swaps	—	12,734	—	12,734
Liabilities:
Unrealized depreciation on futures contracts	(2,221)	—	—	(2,221)
Unrealized depreciation on open forward currency contracts	—	(17,906)	—	(17,906)
Unrealized depreciation on centrally cleared interest rate swaps	—	(13,496)	—	(13,496)
Unrealized depreciation on bilateral interest rate swaps	—	(9,397)	—	(9,397)
Unrealized depreciation on centrally cleared credit default swaps	—	(193)	—	(193)
Total	$26,511	$11,128	$—	$37,639
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Global Balanced Fund — Page 25 of 26

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CDI = CREST Depository Interest
CHF = Swiss francs
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
IDR = Indonesian rupiah

ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
NZD = New Zealand dollars
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
TRY = Turkish lira
USD = U.S. dollars
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-037-0924
American Funds Global Balanced Fund — Page 26 of 26